Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets by class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at January 1, 2025	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Addition	28	283	−	311
Capitalized borrowing costs	−	12	−	12
Write-offs	(19)	(1)	−	(20)
Transfers	7	3	(1)	9
Amortization	(4)	(150)	−	(154)
Impairment recognition (note 25)	(164)	−	−	(164)
Translation adjustment	205	66	3	274
Balance at December 31, 2025	1,750	751	22	2,523
Cost	1,984	2,134	22	4,140
Accumulated amortization and impairment	(234)	(1,383)	−	(1,617)
Estimated useful life in years	Indefinite (2)	5	Indefinite

Balance at January 1, 2024	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Addition	24	201	−	225
Capitalized borrowing costs	−	12	−	12
Write-offs	(18)	(2)	−	(20)
Transfers	−	7	−	7
Amortization	(4)	(130)	−	(134)
Impairment recognition (note 25)	(224)	−	−	(224)
Translation adjustment	(506)	(142)	(5)	(653)
Balance at December 31, 2024	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Estimated useful life in years	Indefinite (2)	5	Indefinite
(1) Comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.